Background (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of consolidated financial statements

The combined impacts of all adjustments to the applicable line items in our audited consolidated financial statements are provided in the tables below.

Consolidated Balance Sheet as of December 31, 2017
	(As Previously Reported)	Adjustments	(Restated)
Investment properties	$2,600	$(545)	$2,055
Total non-current assets	4,745	(545)	4,200
Total assets	6,339	(545)	5,794
Accumulated deficit	(134,445)	(577)	(135,022)
Total stockholders’ deficit attributable to FC Global Realty Incorporated	(3,041)	(577)	(3,618)
Noncontrolling interest	142	32	174
Total stockholders’ deficit	(2,899)	(545)	(3,444)
Total liabilities, redeemable convertible preferred stock and stockholders’ deficit	6,339	(545)	5,794

Consolidated Statement of Comprehensive Loss for the Year Ended December 31, 2017
	(As Previously Reported)	Adjustments	(Restated)
Impairment of investment in other company	$862	$577	$1,439
Operating loss	(11,679)	(577)	(12,256)
Loss from continuing operations	(16,356)	(577)	(16,933)
Net loss including portion attributable to noncontrolling interest	(18,815)	(577)	(19,392)
Net loss attributable to FC Global Realty Incorporated	(18,807)	(577)	(19,384)

Basic EPS: Continuing operations	$(2.96)	$(0.11)	$(3.07)
Basic and diluted net loss per share	$(3.41)	$(0.11)	$(3.52)
Comprehensive loss	$(15,390)	(577)	$(15,967)

Consolidated Statement of Cash Flows for the ended December 31, 2017
	(As Previously Reported)	Adjustments	(Restated)
Net loss	$(16,966)	$(577)	$(17,543)
Adjustments to reconcile loss to net cash provided by (used in) operating activities related to continuing operations:
Impairment of investment in other company	862	577	1,439
Adjustments related to continuing operations	10,341	577	10,918